SOUTHCROSS ENERGY LLC PREFERRED UNITS (Details) - Related Party [Domain] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Nov. 07, 2012
Southcross Energy LLC preferred units
Series A convertible preferred units outstanding	11,850,374
Preferred Stock, Par or Stated Value Per Share	$ 10
Preferred units | Southcross Energy Partners LLC [Member]
Southcross Energy LLC preferred units
Cumulative right to receive future cash distributions		$ 31.8	$ 43.3
Preferred units
Southcross Energy LLC preferred units
Preferred Unit Distribution Rights in Kind Distributions Rate of Preferred Units as Percentage Per Year of Per Unit Purchase Price	10.00%